Congress Large Cap Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 3.2%
Howmet Aerospace, Inc.	88,400	$18,394,272

Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc. (a)	13,400	4,530,004

Broadline Retail - 6.5%
Amazon.com, Inc. (a)	155,600	37,235,080

Capital Markets - 3.9%
Goldman Sachs Group, Inc.	15,450	14,452,084
Moody's Corp.	15,575	8,029,847
		22,481,931

Chemicals - 1.6%
Ecolab, Inc.	32,900	9,277,471

Communications Equipment - 2.5%
Arista Networks, Inc. (a)	102,000	14,457,480

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	19,000	12,387,050

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.	18,400	17,300,600

Electrical Equipment - 4.4%
Eaton Corp. PLC	40,000	14,056,800
GE Vernova, Inc.	15,200	11,040,824
		25,097,624

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	40,650	5,856,852

Entertainment - 1.8%
TKO Group Holdings, Inc.	52,031	10,540,440

Financial Services - 4.1%
Visa, Inc. - Class A	74,100	23,847,603

Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	118,000	9,445,900

Health Care Equipment & Supplies - 5.1%
Boston Scientific Corp. (a)	102,700	9,605,531
IDEXX Laboratories, Inc. (a)	7,300	4,894,358
Intuitive Surgical, Inc. (a)	29,700	14,975,334
		29,475,223

Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	17,000	5,074,670

Interactive Media & Services - 11.6%
Alphabet, Inc. - Class A	124,000	41,912,000
Alphabet, Inc. - Class C	29,500	9,986,635
Meta Platforms, Inc. - Class A	20,700	14,831,550
		66,730,185

IT Services - 0.6%
Shopify, Inc. - Class A (a)	26,500	3,477,595

Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	13,050	7,550,860

Machinery - 1.9%
Parker-Hannifin Corp.	11,600	10,855,744

Oil, Gas & Consumable Fuels - 1.9%
Williams Cos., Inc.	166,500	11,198,790

Pharmaceuticals - 0.9%
Eli Lilly & Co.	5,100	5,289,465

Semiconductors & Semiconductor Equipment - 12.3%
ASML Holding NV	4,500	6,403,500
Broadcom, Inc.	55,000	18,221,500
NVIDIA Corp.	240,500	45,966,765
		70,591,765

Software - 12.1%
Dynatrace, Inc. (a)	133,470	5,083,872
Microsoft Corp.	86,775	37,338,415
Palantir Technologies, Inc. - Class A (a)	13,000	1,905,670
Palo Alto Networks, Inc. (a)	31,600	5,592,252
ServiceNow, Inc. (a)	60,750	7,108,358
Synopsys, Inc. (a)	27,000	12,558,105
		69,586,672

Specialty Retail - 5.0%
O'Reilly Automotive, Inc. (a)	175,500	17,270,955
TJX Cos., Inc.	77,600	11,625,256
		28,896,211

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	168,500	43,722,380
TOTAL COMMON STOCKS (Cost $219,922,151)		563,301,867

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Health Care REITs - 1.5%
Welltower, Inc.	46,450	8,749,322
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,539,148)		8,749,322

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	4,792,824	4,792,824
TOTAL MONEY MARKET FUNDS (Cost $4,792,824)		4,792,824

TOTAL INVESTMENTS - 100.1% (Cost $232,254,123)		576,844,013
Liabilities in Excess of Other Assets - (0.1)%		(392,085)
TOTAL NET ASSETS - 100.0%		$576,451,928

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Congress Large Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$563,301,867	$–	$–	$563,301,867
Real Estate Investment Trusts	8,749,322	–	–	8,749,322
Money Market Funds	4,792,824	–	–	4,792,824
Total Investments	$576,844,013	$–	$–	$576,844,013

Refer to the Schedule of Investments for further disaggregation of investment categories.